Property and Equipment, Net - Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,879	$ 1,967
Accumulated depreciation	(1,710)	(1,622)
Property and equipment, net	169	345
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	373	373
Furniture, Fixtures, and Other
Property Plant And Equipment [Line Items]
Property and equipment, gross	768	768
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	289	377
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 449	$ 449